Employee Benefit Plans - Pension and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Change in Benefit Obligation
Benefit obligation at January 1	$ 5,539	$ 5,042
Service cost	225	229	194
Interest cost	247	260	277
Plan amendments		12
Actuarial loss	642	305
Benefits paid	(478)	(309)
Benefit obligation at December 31*	6,175	5,539	5,042
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	3,890	3,144
Actual return on plan assets	64	458
Company contributions	673	597
Benefits paid	(478)	(309)
Fair value of plan assets at December 31	4,149	3,890	3,144
Funded Status	(2,026)	(1,649)
Int'l (Pension Benefits) [Member]
Change in Benefit Obligation
Benefit obligation at January 1	3,206	3,101
Service cost	98	90	79
Interest cost	178	169	144
Plan participant contributions	5	4
Plan amendments	(53)
Actuarial loss	195	59
Benefits paid	(116)	(115)
Curtailment		(1)
Foreign currency exchange rate change	(29)	(101)
Benefit obligation at December 31*	3,484	3,206	3,101
Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	2,581	2,281
Actual return on plan assets	53	259
Company contributions	226	216
Plan participant contributions	5	4
Benefits paid	(116)	(115)
Curtailment		(1)
Foreign currency exchange rate change	(27)	(63)
Fair value of plan assets at December 31	2,722	2,581	2,281
Funded Status	(762)	(625)
Other Benefits [Member]
Change in Benefit Obligation
Benefit obligation at January 1	862	839
Service cost	10	11	9
Interest cost	42	46	47
Plan participant contributions	23	20
Government subsidy	4
Plan amendments	35
Actuarial loss	20	14
Benefits paid	(68)	(70)
Foreign currency exchange rate change	(2)	2
Benefit obligation at December 31*	926	862	839
Change in Fair Value of Plan Assets
Company contributions	41	50
Plan participant contributions	23	20
Government subsidy	4
Benefits paid	(68)	(70)
Funded Status	$ (926)	$ (862)